Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets
Restricted Net Assets

25. Restricted Net Assets

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries, the VIEs and the VIEs’ subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment, a foreign invested enterprise established in the PRC is required to provide certain statutory reserve funds, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profits as reported in the enterprise’s PRC statutory financial statements. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profits to the general reserve fund until such reserve fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserved funds can only be used for specific purposes and are not distributable as cash dividends.

25. Restricted Net Assets (Continued)

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The balance of statutory reserves was RMB758,472 and RMB866,714 as of December 31, 2024 and 2025.

Amounts restricted include paid-in capital, additional paid-in capital and statutory reserve funds, less accumulated deficit, totaling approximately RMB20,097,175 and RMB21,178,233 as of December 31, 2024 and 2025, respectively. Therefore, in accordance with Securities and Exchange Commission Regulation S-X Rules 4-08 (e) (3), the condensed parent company only financial statements as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 are disclosed in Note 26.